Derivative financial instruments and Short positions	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments And Short Positions
Derivative financial instruments and Short positions

8.	Derivative financial instruments and Short positions

The main risk factors of the derivative instruments assumed are related to exchange rates, interest rates and variable income. In managing this and other market risk factors, practices are used that include measuring and monitoring the use of limits previously defined in internal committees, the value at risk of portfolios, sensitivities to fluctuations in interest rates, exposure exchange rates, liquidity gaps, among other practices that allow for the control and monitoring of risks that may affect Banco Santander's positions in the various markets where it operates. Based on this management model, the Bank has managed, with the use of operations involving derivative instruments, to optimize the risk-benefit ratio even in highly volatile situations.

The fair value of derivative financial instruments is determined using quoted market prices, when available. The fair value of swaps is determined using discounted cash flow modeling techniques, reflecting appropriate risk factors. The fair value of forward and futures contracts is also determined based on quoted market prices for exchange-traded derivatives or using methodologies similar to those described for swaps. The fair value of options is determined based on mathematical models, such as Black & Scholes, implied volatilities and the fair value of the corresponding asset. Current market prices are used to price volatilities. For derivatives that do not have prices directly disclosed by exchanges, the fair price is obtained through pricing models that use market information, inferred from published prices of more liquid assets. From these prices, yield curves and market volatilities are extracted, which serve as input data for the models.

a) Trading and hedging derivatives

a.1) Derivatives Recorded in the Balance Sheet and Compensation Accounts

Portfolio Summary of Trading Derivative and Used as Hedge

	2022	2021	2020	2020	2020

Assets			Original	Adjustment	Rectified
Swap Differentials Receivable	13,815,247	7,641,355	14,729,642	-	14,729,642
Option Premiums to Exercise	1,419,279	1,385,889	4,974,618	-	4,974,618
Forward Contracts and Others	6,741,298	12,112,679	9,166,360	(2,623,106)	6,543,254
Total	21,975,824	21,139,923	28,870,620	(2,623,106)	26,247,514

Liabilities
Swap Differentials Payable	11,212,030	8,538,705	18,327,611	-	18,327,611
Option Premiums Launched	1,894,522	2,256,244	4,926,994	-	4,926,994
Forward Contracts and Others	5,592,773	13,824,032	8,725,333	(2,623,106)	6,102,227
Total	18,699,325	24,618,981	31,979,938	(2,623,106)	29,356,832

In 2020, due to better liquidity conditions observed in the market for electricity sales operations for certain maturities, management reclassified contracts with maturities of up to 2 years from level 3 to level 2 (note 29) and revisited the accounting treatment in relation to electricity commercialization contracts, which no longer include the "principal" value and, therefore, only adjustments to fair value and interest calculated in these operations are now recorded in balance sheet accounts

For the purposes of better comparison, the "principal" amounts of energy trading operations recorded in balance sheet accounts, on December 31, 2020, were reduced from the headings "Derivatives => Forward Contracts and Others" in the amounts of R$ 2,623,106, with corresponding impact on total assets and liabilities and between the lines "Financial assets measured at fair value through profit or loss Held for trading" and "Financial liabilities measured at fair value through profit and loss Held for trading" in the cash flow statement cash balance as of December 31, 2020. There was no change in the balance of shareholders' equity or income. The financial statements as of December 31, 2020, presented for comparison purposes, already include the aforementioned adjustments.

Summary by Category

Trading	2022			2021			2020

	Notional	Curve Value	Fair Value	Notional (1)	Curve Value	Fair Value	Notional (1)	Curve Value	Fair Value
Swap	779,023,280	(3,682,261)	2,603,217	837,762,019	(1,804,744)	(897,350)	398,925,842	(3,076,947)	(3,597,969)
Assets	393,351,898	11,857,946	13,815,247	418,137,448	13,162,674	7,641,355	278,752,387	6,249,519	14,729,642
CDI (Interbank Deposit Rates)	85,498,232	3,624,970	5,069,441	66,837,268	318,541	(778,177)	41,316,315	326,586	3,010,880
Fixed Interest Rate - Real	186,961,127	772,985	4,902,157	231,741,021	9,269,271	6,412,471	54,159,848	4,013,563	9,607,342
Indexed to Price and Interest Rates	182,645	22,536	14,225	2,089,110	-	(234,488)	5,124,411	-	-
Foreign Currency	116,577,474	1,292,203	4,764,609	91,837,446	799,550	2,003,728	178,076,136	959,322	1,039,529
Others	4,132,420	145,252	(935,185)	25,632,603	2,775,313	237,822	75,676	950,048	1,071,891
Liabilities	385,671,382	(15,540,207)	(11,212,030)	419,624,571	(14,967,418)	(8,538,705)	120,173,455	(9,326,465)	(18,327,611)
CDI (Interbank Deposit Rates)	79,217,799	(4,057,095)	(4,363,542)	321,402,883	(4,171,481)	(12,327,484)	33,239,801	(6,911,748)	(13,693,733)
Fixed Interest Rate - Real	210,472,552	(8,512,023)	(4,347,433)	48,874,762	(6,760,576)	2,467,425	45,088,689	(2,183,507)	(2,772,479)
Indexed to Price and Interest Rates	626,129	(166,138)	(87,692)	22,827,336	-	(728,677)	33,026,692	-	(450,958)
Foreign Currency	91,303,383	(2,804,302)	(3,494,263)	887,129	(28,407)	2,287,852	6,636,885	(25)	153,695
Others	4,051,519	(649)	1,080,900	25,632,461	(4,006,955)	(237,822)	2,181,388	(231,186)	(1,564,135)
Options	1,150,540,616	(877,100)	(475,243)	1,130,172,099	(595,345)	(870,355)	2,043,286,085	(282,110)	47,624
Purchased Position	600,275,162	2,243,354	1,419,279	564,829,758	1,240,879	1,385,889	1,006,266,897	1,869,806	4,974,618
Call Option - US Dollar	10,629,479	440,097	214,722	9,898,179	271,464	382,237	1,188,387	47,898	39,202
Put Option - US Dollar	4,474,015	122,896	124,163	4,094,316	140,280	187,123	1,948,673	79,019	109,075
Call Option - Other	94,414,288	674,574	577,487	31,248,540	459,995	510,977	134,761,947	558,794	1,093,583
Interbank Market	92,324,275	608,913	555,707	28,499,055	444,446	495,214	101,421,659	557,167	556,039
Others (2)	2,090,013	65,661	21,780	2,749,485	15,549	15,763	33,340,288	1,627	537,544
Put Option - Other	490,757,380	1,005,787	502,907	519,588,723	369,140	305,553	868,367,889	1,184,095	3,732,758
Interbank Market	490,535,950	980,433	480,682	519,588,723	369,140	305,553	864,852,555	1,183,630	3,729,297
Others (2)	221,430	25,354	22,225	-	-	-	3,515,334	464	3,461

Sold Position	550,265,454	(3,120,454)	(1,894,522)	565,342,341	(1,836,224)	(2,256,244)	1,037,019,188	(2,151,915)	(4,926,994)
Call Option - US Dollar	6,763,742	(292,212)	(165,919)	4,111,016	(170,553)	(152,348)	1,537,670	(70,201)	699,243
Put Option - US Dollar	8,885,700	(409,758)	(508,584)	4,017,161	(348,715)	(287,825)	2,315,919	(137,061)	(192,335)
Call Option - Other	42,840,737	(1,590,130)	(821,508)	33,383,234	(719,460)	(872,335)	130,919,394	(588,023)	(453,919)
Interbank Market	33,377,728	(575,451)	(349,710)	31,730,928	(713,773)	(858,586)	120,156,285	(566,813)	(464,405)
Others (2)	9,463,009	(1,014,679)	(471,798)	1,652,305	(5,687)	(13,749)	10,763,109	(21,210)	10,486
Put Option - Other	491,775,275	(828,354)	(398,511)	523,830,930	(597,497)	(943,736)	902,246,206	(1,356,630)	(4,979,984)
Interbank Market	491,596,383	(804,467)	(378,608)	523,830,930	(597,497)	(943,736)	869,328,317	(1,350,314)	(4,597,427)
Others (2)	178,892	(23,887)	(19,903)	-	-	-	32,917,888	(6,316)	(382,557)
Futures Contracts	278,348,786	-	-	287,984,278	-	-	270,258,566	-	-
Purchased Position	254,505,429	-	-	148,237,279	-	-	110,275,866	-	-
Exchange Coupon (DDI)	77,727,137	-	-	85,931,389	-	-	12,438,695	-	-
Interest Rates (DI1 and DIA)	148,713,860	-	-	28,491,764	-	-	97,837,171	-	-
Foreign Currency	27,444,003	-	-	33,797,350	-	-	-	-	-
Indexes (3)	482,394	-	-	16,776	-	-	-	-	-
Others	138,035	-	-	-	-	-	-	-	-
Sold Position	23,843,357	-	-	139,746,999	-	-	159,982,699	-	-
Exchange Coupon (DDI)	17,259,936	-	-	60,606,204	-	-	73,114,014	-	-
Interest Rates (DI1 and DIA)	3,337,596	-	-	53,267,620	-	-	67,958,767	-	-
Foreign Currency	1,327,928	-	-	25,678,296	-	-	18,653,658	-	-
Indexes (3)	1,787,973	-	-	194,879	-	-	256,261	-	-
Treasury Bonds/Notes	129,924	-	-	-	-	-	-	-	-
Forward Contracts and Others	152,669,932	1,394,796	1,148,525	167,611,313	2,836,843	(1,711,353)	165,663,806	2,693,759	441,028
Purchased Commitment	93,143,116	2,292,188	6,741,298	93,097,212	5,345,415	12,112,679	96,309,648	1,370,654	6,543,254
Currencies	72,849,455	1,938,956	6,426,685	83,752,185	2,738,485	8,501,934	87,254,202	1,370,654	5,026,566
Others	20,293,661	353,232	314,613	9,345,027	2,606,930	3,610,745	9,055,447	-	1,516,688
Sold Commitment	59,526,816	(897,392)	(5,592,773)	74,514,101	(2,508,572)	(13,824,032)	69,354,158	1,323,105	(6,102,227)
Currencies	53,574,925	(847,425)	(6,490,282)	71,611,500	(1,141,826)	(11,932,009)	64,986,757	1,323,328	(4,846,929)
Others	5,951,891	(49,967)	897,509	2,902,602	(1,366,746)	(1,892,023)	4,367,401	(223)	(1,255,298)
(1)	Nominal value of updated contracts.
(2)	Includes index options, primarily options involving US Treasury, stocks and stock indices.
(3)	Includes Bovespa and S&P indices.

a.2) Derivatives Financial Instruments by Counterparty

Notional				2022
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	38,910,036	250,925,646	103,516,216	393,351,898
Options	69,919,242	742,316	1,079,879,058	1,150,540,616
Futures Contracts	1,525,199	-	276,823,587	278,348,786
Forward Contracts and Others	61,719,539	72,055,923	18,894,470	152,669,932
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2021	2020
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
Swap	152,650,125	233,667,783	31,819,540	418,137,448	278,752,387
Options	1,127,446,708	1,641,361	1,084,030	1,130,172,099	2,043,286,085
Futures Contracts	287,984,278	-	-	287,984,278	270,258,566
Forward Contracts and Others	70,457,399	96,857,222	296,692	167,611,313	163,040,700
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

a.3) Derivatives Financial Instruments by Maturity

Notional				2022
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	45,216,039	55,756,566	292,379,293	393,351,898
Options	632,690,834	392,814,885	125,034,897	1,150,540,616
Futures Contracts	199,359,807	22,626,385	56,362,594	278,348,786
Forward Contracts and Others	76,955,710	44,449,708	31,264,514	152,669,932

Notional				2021	2020
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
Swap	30,501,795	99,817,727	287,817,926	418,137,448	278,752,387
Options	749,406,698	128,500,299	252,265,102	1,130,172,099	2,043,286,084
Futures Contracts	167,320,563	45,239,639	75,424,076	287,984,278	270,258,566
Forward Contracts and Others	72,761,669	67,060,436	27,789,208	167,611,313	163,040,700

a.4) Derivatives by Market Trading

Notional	Stock Exchange (1)	Over the Counter	2022
			Total
Swap	45,837,011	347,514,887	393,351,898
Options	1,076,649,948	73,890,668	1,150,540,616
Futures Contracts	278,348,786	-	278,348,786
Forward Contracts and Others	6,790,867	145,879,065	152,669,932
(1)	Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2021	2020
			Total	Total
Swap	111,418,682	306,718,767	418,137,448	278,752,387
Options	1,094,484,434	35,687,665	1,130,172,099	2,043,286,084
Futures Contracts	287,984,278	-	287,984,278	270,258,566
Forward Contracts and Others	7,108,898	160,502,415	167,611,313	163,040,700
(1)	Includes trades with B3 S.A.

a.5) Information on Credit Derivatives

Banco Santander uses credit derivatives with the objectives of performing counterparty risk management and meeting its customers' demands, performing protection purchase and sale transactions through credit default swaps and total return swaps, primarily related to Brazilian sovereign risk securities.

Total Return Swaps – TRS

Credit derivatives are where the exchange of the return of the reference obligation occurs through a cash flow and where, in the event of a credit event, the protection buyer is usually entitled to receive from the protection seller the equivalent of the difference between the and the fair value (market value) of the reference obligation on the settlement date of the contract.

Credit Default Swaps – CDS

They are credit derivatives where, in the event of a credit event, the protection buyer is entitled to receive from the protection seller the equivalent to the difference between the face value of the CDS contract and the fair value (market value) of the reference obligation on the settlement date of the contract. In return, the seller receives a fee for the sale of the protection.

Below, the composition of the Credit Derivatives portfolio shown by its reference value and effect on the calculation of Required Shareholders' Equity (PLE).

	2022		2021		2020

	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap
Credit Swaps	3,725,358	7,831,108	3,984,392	-	3,483,628	519,670
Total	3,725,358	7,831,108	3,984,392	-	3,483,628	519,670

During the period, there was no occurrence of a credit event related to triggering events provided for in the contracts.

		2022		2021		2020
Maximum Potential for Future Payments - Gross	Over 12 Months	Total	Over 12 Months	Total	Over 12 Months	Total
Per Instrument
CDS	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Total	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Per Risk Classification
Below Investment Grade	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Total	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Per Reference Entity
Brazilian Government	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Total	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298

a.6) Hedge Accounting

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

The derivatives used as hedging instruments are represented as follows:

a.6.I ) Fair Value Hedge

Banco Santander’s fair value hedging strategy consists of hedging the exposure to changes in fair value related to recognized assets and liabilities.

The fair value strategy adopted by management segregates transactions by risk factor (e.g. Real/Dollar foreign exchange risk, fixed Reais interest rate risk, Dollar foreign exchange coupon risk, inflation risk, interest rate risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with internal pre-established limits.

In order to hedge the changes of fair value in receivables and interest payments, Santander uses interest rate Swap contracts related to pre-fixed (pre define interest rate at inception) assets and liabilities.

Banco Santander applies fair value hedge as follows:

•  Designates Foreign Currency + Coupon versus %CDI and Pre - Real Interest Rate or contracts dollar futures (DOL, DDI/DI) as derivatives instruments in Hedge Accounting structures, with foreign currency loan operations being the object of such transactions.

• The Bank has an active loan portfolio originated in Dollars at a fixed rate at Santander EFC, whose operations are registered in Euros. As a way of managing this mismatch, the Bank designates Foreign Currency swap Floating Euro versus Fixed Dollar as market risk hedge of the corresponding credits.

• The Bank has a pre-fixed interest rate risk generated by government securities (NTN-F and LTN) in the Financial Assets portfolio measured through Other Comprehensive Income. To manage this mismatch, the entity contracts DI futures on the Stock Exchange and designates them as a derivative instrument in a hedge accounting framework.

• The Bank has a risk to the IPCA (Broad pricing to consumers index) generated by debentures in the portfolio of securities available for sale. To manage this mismatch, it contracts IPCA (DAP) futures on the Stock Exchange and designates them as a derivative instrument in a Hedge Accounting structure.

In order to assess the effectiveness and measure the ineffectiveness of the strategies, the institution complies with international accounting standard IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure and be repeated periodically (prospective and retrospective tests) in order to demonstrate that the hedge ratio remains effective.

To assess the effectiveness and measure the ineffectiveness of the strategies, the Bank follows IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure, and repeated periodically (prospective and retrospective test) to demonstrate that the hedge relationship remains effective.

a) Prospective test: according to the standard, the prospective test must be done on the start date (inception) and quarterly to demonstrate that the expectation regarding the effectiveness of the hedge relationship is high.

a.1) The initial prospective test (at inception): it is restricted to a qualitative review of the critical terms and conditions of the instrument and the hedged object, to a conclusion that changes in the market value of both instruments are expected to completely cancel each other out.

a.2) The prospective periodic test: the sensitivity of the present value of the hedged object and the hedging instrument to a parallel variation of 10 Basis Points in the interest rate curve will be computed periodically. For the purposes of effectiveness, the ratio of the two sensitivities must be between 80% and 125%.

b) Retrospective test: the retrospective effectiveness test will be conducted by comparing the market to market (mtm) variation of the hedge instrument from the beginning date with the variation of the hedge object's mtm from the beginning.

In fair value hedges, gains or losses, both on hedge instruments and on hedged items (attributable to the type of risk being protected) are recognized directly in the consolidated income statement.

	2022		2021		2020
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	-	-	3,756,394	-	(2,183,841)	-
Trade Finance Off	(189)	-	728	-	(5,092)	-
Total	(189)	-	3,757,122	-	(2,188,933)	-

						12/31/2022
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	437,702	48,140	485,842	461,499	(24,687)	436,812
Credit Operations Hedge	437,702	48,140	485,842	461,499	(24,687)	436,812
Hedge of Securities	-	-	-	-	-	-
Future Contracts	75,057,601	3,862,299	78,919,900	75,953,237	1,729,350	77,682,587
Credit Operations Hedge	11,451,502	686,249	12,137,751	10,529,915	3,067,594	13,597,509
Hedge of Securities	3,971,751	-	3,971,751	3,787,939	(609,013)	3,178,926
Funding Hedge	59,634,348	3,176,050	62,810,398	61,635,383	(729,231)	60,906,152

						12/31/2021
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	84,767	(2,204)	82,563	84,937	3,175	88,112
Credit Operations Hedge	84,767	(2,204)	82,563	84,937	3,175	88,112
Future Contracts	41,437,967	(7,913)	41,430,054	46,351,128	(2,031,108)	44,320,021
Credit Operations Hedge	2,850,589	(14,439)	2,836,150	2,738,830	15,685	2,754,515
Hedge of Securities	38,587,378	6,527	38,593,904	43,612,299	(2,046,793)	41,565,506

						12/31/2020
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Future Contracts	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727
Hedge of Securities	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727
(*)	The Bank has market risk hedging strategies, the objects of which are assets in its portfolio, which is why we demonstrate the liability position of the respective instruments. For structures whose instruments are futures, we show the calculated daily adjustment balance, recorded in a memorandum account.

a.6.II) Cash Flow Hedge

The Bank's cash flow hedge strategies consist of hedging exposure to changes in cash flows, interest payments and exchange rate exposure, which are attributable to changes in interest rates on recognized assets and liabilities and changes exchange rates for unrecognized assets and liabilities.

The Bank applies the cash flow hedge as follows:

• Contracts fixed dollar-indexed asset swaps and liabilities in foreign currency and designates them as a hedging instrument in a Cash Flow Hedge structure, with the object of loan operations in foreign currency negotiated with third parties through offshore agencies and debt securities foreign currency held to maturity.

• It contracts Dollar futures or DDI + DI futures (Synthetic Dollar Futures) and designates them as a protection instrument in a Cash Flow Hedge structure, having as object item the Bank's credit portfolio in Dollars and Promissory Notes in securities portfolio available for sale.

• The Bank has a portfolio of assets indexed to the Euro and traded at Offshore agencies. In the transaction, the value of the asset in Euro will be converted to Dollar at the exchange contract rate for entering the transaction. As of the conversion, the principal amount of the transaction, already expressed in dollars, will be corrected by a floating or pre-fixed rate. The assets will be hedged with Swap Cross Currency, in order to transfer the risk in Euro to LIBOR + Coupon.

To assess the effectiveness and measure the ineffectiveness of these strategies, Banco Santander follows IAS 39, which indicates that the effectiveness test must be carried out in the design/start of the hedge structure (prospective test) and repeated periodically (prospective and retrospective test) for demonstrate that the expectation of the hedge relationship remains effective (between 80 and 125%).

In this hedge strategy, the effectiveness tests (prospective/retrospective) are conducted by comparing two proxies, one for the hedged object and the other for the instrument.

The hedge object proxy is a “conceptual” swap, where the passive “tip” simulates the part of the Stable Portion to be protected and the active pre-fixed “tip” is identical to the set of futures designated as a hedge, being consistent with market rates practiced on the day the hedge is designated. The hedge instrument proxy is a “conceptual” swap, where the active “tip” is made up of the number of futures contracts designated as hedging, and the passive pre-fixed “tip” is the rate negotiated in the acquisition of these contracts. The proxy is stable throughout the strategy since the contracts are maintained until maturity.

Any ineffectiveness is recognized in the income statement in the line Gains (losses) on financial assets and liabilities (net).

a) Prospective Test: according to the regulations, the prospective test must be performed on the start date and quarterly to demonstrate that the expectation regarding the effectiveness of the hedge relationship is high, however the tests are carried out monthly for proactive monitoring and more efficient projections, in addition to better maintenance of testing-related routines.

a.1) Periodic Prospective Test: Market Risk makes the projections of three scenarios for the tests, being: 1st 10bps on the curve; 2nd 50bps on the curve and 3rd 100bps on the curve. Using the validated estimates, prospective tests are performed by valuing the two variable legs of the transaction to market.

a.2) Initial Prospective Test: the methodology of the periodic prospective test should also be applied on the start date of each new strategy.

b) Retrospective test: it must be performed monthly with historical data to demonstrate cumulatively that the hedge was effective, according to the methodology presented above. Any ineffectiveness is recognized in the income statement.

The Ineffective portion is measured using the prospective hedge test and if identified recognized in the income statement in the line Gains (losses) on financial assets and liabilities (net).

Effectiveness should be between 80% and 125%.

In cash flow hedges, the effective portion of the variation in the value of the hedge instrument is temporarily recognized in equity under the caption “Other comprehensive income - cash flow hedges” (Note 25) until the anticipated transactions occur, when this portion is recognized in the consolidated income statement, except if the anticipated transactions result in the recognition of non-financial assets or liabilities, this portion will be included in the cost of the financial asset or liability. The non-effective portion of the variation in the value of foreign exchange hedge derivatives is recognized directly in the consolidated income statement. And the ineffective portion of the gains and losses on cash flow hedge instruments in an operation abroad is recognized directly in “Gains (losses) on financial assets and liabilities (net)” in the consolidated statements of income.

	2022		2021		2020
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	-	-	-	-	14,666	-
Trade Finance Off	(72,624)	-	(236,630)	-	58,088	-
Government Securities (LFT)	(984,396)	-	(982,648)	-	727,437	-
CDB	(536,935)	-	402,779	-	-	-
Total	(1,593,955)	-	(816,500)	-	800,190	-

					12/31/2022

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Market Value	Value	Value	Value
Future Contracts	42,617,519	403,700	43,021,219	42,568,476	2,611,153	45,179,629
Credit Operations Hedge	14,039,535	54,882	14,094,417	12,251,307	2,647,973	14,899,280
Hedge of Securities	17,126,826	348,474	17,475,300	18,375,905	1,912,343	20,288,248
Funding Hedge	11,451,158	344	11,451,502	11,941,264	(1,949,163)	9,992,101

					12/31/2021

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Market Value	Value	Value	Value
Swap Contracts	110,932,644	(616,062)	110,316,582	128,673,067	(8,912,769)	119,760,298
Credit Operations Hedge	28,542,862	(577,845)	27,965,018	28,659,545	1,508,397	30,167,942
Hedge of Securities	71,320,781	(26)	71,320,756	89,837,000	(10,543,430)	79,293,570
Hedge of Securities	11,069,000	(38,191)	11,030,809	10,176,522	122,264	10,298,786

			12/31/2020

			Hedge Instruments	Hedge Object
	Accounting	Adjustment to	Market	Accounting
Strategies	Value - liability	Market Value	Value	Value
Swap Contracts	1,428,053	1,428,053	1,302,666	1,302,666
Hedge of Securities	1,428,053	1,428,053	1,302,666	1,302,666
Future Contracts	19,500,234	19,500,234	23,447,934	23,447,934
Credit Operations Hedge (1)	19,500,234	19,500,234	23,447,934	23,447,934
(*)	The Bank has cash flow hedging strategies, the objects of which are assets in its portfolio, which is why we demonstrate the liability position of the respective instruments. For structures whose instruments are futures, we show the notional balance, recorded in a memorandum account.

a.6) Derivative Financial Instruments - Margins Pledged as Guarantee

The margin given in guarantee for transactions traded at B3 S.A. with its own and third party derivative financial instruments is composed of federal public securities.

	2022	2021	2020
Financial Treasury Bills - LFT	18,269,122	31,305,549	4,363,666
National Treasury Bills - LTN	3,291,246	3,751,223	6,155,276
National Treasury Notes - NTN	10,904,676	7,725,538	2,814,274
Total	32,465,044	42,782,310	13,333,215

b) Short Positions

On December 31, 2022, the balance of short positions totaled R$22,047,423 (2021 - R$12,780,559 and 2020 - R$45,807,946) which includes the value of financial liabilities resulting from the direct sale of purchased financial assets through resale or loan commitments.